Description of Business and Liquidity - Additional Information (Detail) $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($) Segment
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating and reporting segments | Segment		1
Cash and cash equivalents	$ 2,055,044	$ 2,183,207
Accumulated deficit	(1,918,462)	(1,109,228)
Loss from continuing operations	$ (900,233)	$ (568,110)